SHARE-BASED COMPENSATION - Weighted-Average Assumptions (Details) - $ / shares			12 Months Ended
	Jul. 08, 2024	May 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Expected volatility	99.65%
Weighted average modification date fair value	$ 4.25	$ 1.59
Range of expected volatility, Minimum		74.55%	81.58%	75.77%	76.64%
Range of expected volatility, Maximum		94.08%	85.61%	81.26%	78.51%
Risk free interest rate	4.45%
Range of risk free interest rate, Minimum		3.45%	3.41%	3.45%	1.98%
Range of risk free interest rate, Maximum		5.79%	4.45%	4.79%	2.71%
Weighted average expected option life (in years)	9 months 29 days	3 years 11 months 4 days	6 years 1 month 13 days	5 years 8 months 19 days	5 years 6 months 10 days
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Weighted average fair value of share options			$ 4.83	$ 1.9	$ 0.32